Authorizations payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Authorizations Payable
Renewal of authorizations(i)	R$ 279,548	R$ 257,616
Updated ANATEL liability(ii)	209,538	190,771
Authorizations payable(iii)	990,696	1,076,776
Total	1,479,782	1,525,163
Current portion	(299,354)	(407,747)
Non-current portion	R$ 1,180,428	R$ 1,117,416